CALVERT INTERNATIONAL EQUITY FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2014, as revised April 15, 2014
Calvert Equity Funds Prospectus (Class I)
dated January 31, 2014
Date of Supplement: December 12, 2014
Removal of Thornburg Investment Management, Inc. as Subadvisor
The Calvert World Values Fund, Inc. Board of Directors (the “Board”) has approved, effective as of December 10, 2014, the removal of Thornburg Investment Management, Inc. (“Thornburg”) as an investment subadvisor for Calvert International Equity Fund (the “Fund”). Current investment advisor Calvert Investment Management, Inc. and current subadvisor Martin Currie, Inc. (“Martin Currie”) will assume responsibility for the day-to-day management of the assets previously managed by Thornburg.
Change in Portfolio Managers at Subadvisor Martin Currie, Inc.
Fabrice Bay of Martin Currie has been added to the Fund’s portfolio management team. Christine Montgomery will resign from Martin Currie sometime in January 2015 and will no longer serve on the Fund’s porfolio management team.
In connection with the aforementioned changes, each Prospectus is hereby amended as follows:
All references to Thornburg and its portfolio managers are deleted.
The table and related text under “Portfolio Management – Investment Subadvisors” in the Fund Summary for Calvert International Equity Fund are revised and restated as follows:
Investment Subadvisor. Martin Currie, Inc. (“Martin Currie”) (the “Subadvisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
David Sheasby	Investment Director, International Equities and Head of Sustainability and Research, Martin Currie	Since December 2009
Fabrice Bay	Investment Manager, International Equities, Martin Currie	Since December 2014
Christine Montgomery*	Investment Director, International Equities, Martin Currie	Since December 2009

* Ms. Montgomery will resign from Martin Currie sometime in January 2015 and will no longer serve on the Fund’s portfolio management team.

The table for Martin Currie, Inc. under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert International Equity Fund” is revised and restated as follows:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
David Sheasby	Investment Director, International Equities and Head of Sustainability and Research, Martin Currie	Lead Portfolio Manager, Martin Currie
Fabrice Bay	March 2013-present: Investment Manager, International Equities, Martin Currie 2007-2012: Asset Manager, GLG Partners (Man Group)	Portfolio Manager
Christine Montgomery*	December 2009-present: Director, International Equities, Martin Currie 2007-2009: Investment Partner, Edinburgh Partners	Portfolio Manager

* Ms. Montgomery will resign from Martin Currie sometime in January 2015 and will no longer serve on the Fund’s portfolio management team.